CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Interest expense to related party	¥ 16,790	$ 2,434	¥ 13,532	$ 2,434	¥ 41,918
Interest income to related party	6,946	$ 1,007	3,447	$ 1,009	127
Foreign currency translation, net of tax	¥ 0		¥ 0		¥ 0